CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net revenues	$ 248,159	$ 0	$ 0	$ 51,255
Cost of net revenues	1,250	0	0	45,924
Gross profit	246,909	0	0	5,331
Operating expenses:
Selling and marketing (includes stock-based expense of $65,000 and $0 in 2015 and 2014, respectively)	364,919	84,689	102,915	31,620
General and administrative (includes stock-based expense of $0 and $12,500 in 2015 and 2014, respectively)	1,113,467	56,053	1,036,108	674,157
Total operating expenses	1,478,386	140,742	1,139,023	705,777
Operating loss	(1,231,477)	(140,742)	(1,139,023)	(700,446)
Other income (expense):
Interest expense	24,543	28,386	(104,799)	(159,868)
Interest income			13	0
Gain on extinguishment of debt	0	277,734	333,823	1,051,734
Total other income (expense)	0	600	229,037	891,866
Income (loss) before income taxes	(1,256,020)	108,006	(909,986)	191,420
Provision for income taxes	0	0	800	800
Net income (loss)	$ (1,256,020)	$ 108,006	$ (910,786)	$ 190,620
Basic net income (loss) per common share	$ (.03)	$ 0.00	$ (0.02)	$ 0.01
Diluted net income (loss) per common share	$ (.03)	$ 0.00	$ (.02)	$ 0.01
Weighted average number of common shares used in basic per share calculations	47,542,575	37,809,163	45,004,313	37,609,063
Weighted average number of common shares used in diluted per share calculations	47,542,575	39,498,560	45,004,313	38,955,254